Income Taxes - Rates (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax
Effective Income Tax Rate Reconciliation, Percent	25.00%	25.60%	26.60%	48.90%	24.00%